Financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets (Unaudited)
	December 31,	December 31,
	2020	2019

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$16,613,029	$-

OTHER ASSETS
Escrow	600,000	-
Investment in subsidiaries and VIEs	20,761,600	13,099,272
Total other assets	21,361,600	13,099,272

Total assets	$37,974,629	$13,099,272
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$2,960,000	$-
Other payables and accrued liabilities	50,918	-
Other payables - intercompany	1,394,465	-
Total current liabilities	4,405,383	-

LIABILITIES	$4,405,383	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and 2019, respectively	-	-
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,054,712 and 24,800,000 shares issued*** and 20,444,712 and 15,190,000 shares outstanding as of December 31, 2020 and 2019, respectively*	1,503	1,240
Treasury shares, at cost, 9,610,000 shares as of December 31, 2020 and 2019 **	(481)	(481)
Additional paid-in capital	18,884,992	1,608,045
Statutory reserves	112,347	112,347
Retained earnings	13,647,770	11,599,663
Accumulated other comprehensive income (loss)	923,115	(221,542)
Total shareholders’ equity	33,569,236	13,099,272

Total liabilities and shareholders’ equity	$37,974,619	$13,099,272

Schedule of parent company statements of income and comprehensive income (Unaudited)
	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
OPERATING EXPENSES:
General and administrative	$(4,452,154)	$-
Total operating expenses	(4,452,154)	-

LOSS FROM OPERATIONS	(4,452,154)	-

OTHER INCOME (EXPENSE)
Finance expense	(17,410)	-
Equity income of subsidiaries	6,517,671	9,087,872
Total other income, net	6,500,261	9,087,872

NET INCOME	2,048,107	9,087,872
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,144,657	(132,280)
COMPREHENSIVE INCOME	$3,192,764	$8,955,592

Schedule of parent company statements of cash flows (Unaudited)
	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,048,107	$9,087,872
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(6,517,671)	(9,087,872)
Change in operating assets and liabilities:
Increase in accounts payable	2,960,000	-
Increase in other payables and accrued liabilities	50,918	-
(Decrease) in other payables - intercompany	(18,993)	-
Net cash used in operating activities	(1,477,639)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net	18,090,668	-
Net cash provided by financing activities	18,090,668	-

CHANGES IN CASH AND CASH EQUIVALENTS	16,613,029	-

CASH AND CASH EQUIVALENTS, beginning of year	-	-

CASH AND CASH EQUIVALENTS, end of year	$16,613,029	$-
NON-CASH INVESTING ACTIVITY
Business acquisition through issuance of ordinary shares	$-	$1,495,505
Proceeds from initial public offering deposited into escrow	$600,000	$-
Proceeds from initial public offerings offset with intercompany payable	$1,413,458	$-